Investments - Summary of Downward Adjustments and Impairments and Upward Adjustments (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Equity Securities without Readily Determinable Fair Value [Line Items]
Downward adjustments and impairments	¥ 1,411	¥ 430
Upward adjustments	¥ 34	¥ 6,527